Acquisition of Liberty Dialysis Holdings - Pro Forma (Tables)	9 Months Ended
Sep. 30, 2012
Pro Forma (Tables) [Abstract]
Pro Forma Tabular Disclosures [Table Text Block]
	For the three months ended September 30,		For the nine months ended September 30,
	2012	2011	2012	2011

Pro forma net revenue	$3,415,472	$3,345,553	$10,197,670	$9,774,145
Pro forma net income attributable to the shareholders FMC-AG & Co. KGaA	268,467	280,408	797,867	760,089
Pro forma income per ordinary share
Basic	$0.88	$0.92	$2.62	$2.51
Fully diluted	$0.87	$0.92	$2.60	$2.50